Digital Assets Payables (Tables)	6 Months Ended
Sep. 30, 2022
Digital Assets Payables [Abstract]
Schedule of digital assets payables
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Digital assets payables to a non-controlling shareholder	36,340,668	6,200,109
Digital assets payables to third parties	1,532,766	-

Total	37,873,434	6,200,109